Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash	$ 502,161	$ 646,294	$ 693,151
Cash, FDIC insured amount	250,000	250,000
Cash, FDIC uninsured amount	444,000	5,000
Deferred offering costs	574,840	252,964
impairment of long lived assets	0	0	0
Deferred revenue	$ 137,336	$ 158,429	$ 19,456